Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income / (loss)	$ 680,530	$ 9,660	$ (16,201)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation (Note 5)	152,640	142,293	124,280
Amortisation of fair value of above market time charters	0	0	336
Amortisation of fair value of below market time charters	(187)	(1,184)	(2,349)
Amortization of debt (loan, lease & notes) issuance costs (Note 7)	6,511	7,815	5,590
Loss on debt extinguishment (Note 7)	3,257	4,924	3,526
Impairment loss (Note 5)	0	0	3,411
Loss / (gain) on sale of vessels (Note 5)	0	0	5,493
Provision for doubtful debts	629	373	1,607
Share-based compensation (Note 10)	10,335	4,624	7,943
(Gain)/Loss on time charter agreement termination	(1,102)	0	0
Change in fair value of forward freight derivatives and bunker swaps (Note 17)	(1,508)	(1,295)	246
Other non-cash charges	(116)	276	28
Gain on hull and machinery claims	(192)	(2,154)	(2,264)
Equity in income / (loss) of investee	(120)	(36)	(54)
(Increase)/Decrease in:
Trade accounts receivable	(43,600)	20,322	(20,383)
Inventories	(27,783)	3,859	(23,717)
Prepaid expenses and other receivables	(19,012)	(2,211)	(14,940)
Derivatives asset	500	(2)	0
Due from related parties	239	109	732
Due from managers	(9,064)	541	(615)
Other non-current assets	0	(1)	(357)
Increase/(Decrease) in:
Accounts payable	(8,040)	(3,052)	3,627
Due to related parties	(13)	(2,578)	2,368
Accrued liabilities	13,810	(18,064)	11,675
Due to managers	(3,928)	2,032	2,024
Deferred revenue	13,285	4,301	(3,481)
Net cash provided by / (used in) Operating Activities	767,071	170,552	88,525
Cash Flows from Investing Activities:
Advances for vessels & vessel upgrades and other fixed assets	(130,147)	(72,059)	(347,140)
Cash proceeds from vessel sales (Note 5)	0	0	56,632
Hull and machinery insurance proceeds	8,884	5,725	10,671
Net cash provided by / (used in) Investing Activities	(121,263)	(66,334)	(279,837)
Cash Flows from Financing Activities:
Proceeds from bank loans, leases and notes	470,650	687,792	768,282
Loan and lease prepayments and repayments	(593,183)	(708,910)	(623,892)
Financing and debt extinguishment fees paid	(4,584)	(9,027)	(15,366)
Dividends paid (Note 8)	(230,240)	(4,804)	(4,804)
Offering expenses paid related to the issuance of common stock	(433)	0	0
Repurchase of common shares	(10,278)	0	(20,523)
Net cash provided by / (used in) Financing Activities	(368,068)	(34,949)	103,697
Net increase/(decrease) in cash and cash equivalents and restricted cash	277,740	69,269	(87,615)
Cash and cash equivalents and restricted cash at beginning of period	195,531	126,262	213,877
Cash and cash equivalents and restricted cash at end of period	473,271	195,531	126,262
Cash paid during the period for:
Interest	49,658	61,557	82,172
Non-cash investing and financing activities:
Shares issued in connection with vessel acquisitions	69,884	0	57,580
Vessel upgrades	0	9,674	27,848
Assumed debt upon acquisition	99,601	0	0
Right-of use assets and lease obligations for charter-in contracts	48,796	0	0
Dividends declared but not paid	233	0	0
Reconciliation of (a) cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to (b) the total amount of such items reported in the statements of cash flows:
Cash and cash equivalents	450,285	183,211	117,819
Restricted cash, current (Note 7)	20,965	7,299	7,422
Restricted cash, non-current (Note 7)	2,021	5,021	1,021
Cash and cash equivalents and restricted cash at end of period shown in the statement of cash flows	$ 473,271	$ 195,531	$ 126,262